Document and Entity Information	Mar. 28, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 28, 2023
Entity File Number	000-31141
Entity Registrant Name	Infinity Pharmaceuticals, Inc.
Entity Central Index Key	0001113148
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0655706
Entity Address, Address Line One	1100 Massachusetts Avenue
Entity Address, Address Line Two	Floor 4
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02138
City Area Code	617
Local Phone Number	453-1000
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	INFI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false